SCHEDULE OF INVESTMENTS

High Income (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares			Value
Communication Services
Broadcasting – 0.0%
Cumulus Media, Inc., Class A(A)		6		$100

Cable & Satellite – 0.1%
Altice N.V., Class A(A)(B)(C)		78		204
Altice USA, Inc., Class A		32		694

				898

Total Communication Services - 0.1%				998

Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(D)		13		343

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B(A)(D)(E)		—	*	—

Education Services – 0.8%
Laureate Education, Inc., Class A(A)		443		6,626

Hotels, Resorts & Cruise Lines – 0.6%
Studio City International Holdings Ltd. ADR(A)		343		5,431

Total Consumer Discretionary - 1.4%				12,400

Consumer Staples
Agricultural Products – 0.0%
ASG Warrant Corp.(A)(D)		1		—

Total Consumer Staples - 0.0%				—

Energy
Coal & Consumable Fuels – 0.0%
Westmoreland Coal Co. (A)(D)		29		358

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(B)(D)(E)(F)		1		252

Oil & Gas Exploration & Production – 0.0%
Midstates Petroleum Co., Inc.(A)		36		356
Sabine Oil & Gas Corp. (A)(E)		—	*	7

				363

Total Energy - 0.0%				973

Health Care
Pharmaceuticals – 0.1%
Advanz Pharma Corp. (A)(B)(C)		35		633

Total Health Care - 0.1%				633

Industrials
Air Freight & Logistics – 0.0%
BIS Industries Ltd.(D)(E)		1,605		103

Total Industrials - 0.0%				103

TOTAL COMMON STOCKS – 1.6%				$15,107

(Cost: $14,415)
INVESTMENT FUNDS
Registered Investment Companies – 2.8%
iShares iBoxx $ High Yield Corporate Bond ETF(C)		290		25,076

TOTAL INVESTMENT FUNDS – 2.8%				$25,076

(Cost: $25,202)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.1%
Pinnacle Agriculture Enterprises LLC (A)(D)(E)		4,583		934

Total Consumer Staples - 0.1%				934

Energy
Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500%(A)(E)		8		8,046

Total Energy - 0.9%				8,046

TOTAL PREFERRED STOCKS – 1.0%				$8,980

(Cost: $10,499)

WARRANTS
Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12-29-29(E)(G)		1		4
Ultra Resources, Inc., expires 7-14-25(G)		20		3

				7

TOTAL WARRANTS – 0.0%				$7

(Cost: $13)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Advertising – 0.1%
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2-15-24		$573		588

Alternative Carriers – 0.4%
Consolidated Communications Finance II Co., 6.500%, 10-1-22		4,032		3,609

Broadcasting – 1.7%
Clear Channel International B.V., 8.750%, 12-15-20(H)		725		744
Clear Channel Outdoor Holdings, Inc., 6.500%, 11-15-22		9,435		9,643
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24(H)		4,677		4,957

				15,344

Cable & Satellite – 8.9%
Altice Financing S.A.:
6.625%, 2-15-23(H)		950		971
7.500%, 5-15-26(H)		4,462		4,418
Altice France S.A.:
7.375%, 5-1-26(H)		7,396		7,248
8.125%, 2-1-27(H)		6,013		6,073
Altice S.A.:
7.250%, 5-15-22(H)(I)	EUR	256		290
7.750%, 5-15-22(H)		$16,145		16,125
6.250%, 2-15-25(H)(I)	EUR	354		365
7.625%, 2-15-25(H)		$7,307		6,403
Altice U.S. Finance I Corp.:
5.375%, 7-15-23(H)		3,161		3,220
5.500%, 5-15-26(H)		2,745		2,822
Block Communications, Inc., 6.875%, 2-15-25(H)		609		631
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(H)		1,187		1,226
5.000%, 2-1-28(H)		4,233		4,185
CSC Holdings LLC:
5.375%, 2-1-28(H)		4,930		4,942
6.500%, 2-1-29(H)		3,043		3,239
DISH DBS Corp.:
5.875%, 7-15-22		2,310		2,236
5.875%, 11-15-24		1,724		1,448
7.750%, 7-1-26		2,821		2,454
Neptune Finco Corp., 6.625%, 10-15-25(H)		788		835
VTR Finance B.V., 6.875%, 1-15-24(H)		10,196		10,451

				79,582

Integrated Telecommunication Services – 4.6%
Frontier Communications Corp.:
6.875%, 1-15-25		5,773		3,110
11.000%, 9-15-25(C)		8,236		5,427
8.500%, 4-1-26(H)		4,461		4,143
8.000%, 4-1-27(H)		10,033		10,359
GCI, Inc., 6.875%, 4-15-25		4,808		5,018
Olympus Merger Sub, Inc., 8.500%, 10-15-25(H)		15,487		13,319

				41,376

Movies & Entertainment – 0.2%
WMG Acquisition Corp., 5.500%, 4-15-26(H)		1,878		1,927

Publishing – 0.4%
E.W. Scripps Co., 5.125%, 5-15-25(H)		351		334
MDC Partners, Inc., 6.500%, 5-1-24(H)		3,426		2,835

				3,169

Wireless Telecommunication Service – 0.9%
Digicel Group Ltd.:
6.000%, 4-15-21(C)(H)		1,000		833
8.250%, 9-30-22(C)(H)		760		254
8.250%, 12-30-22(H)		806		492
Digicel Group Ltd. (7.125% Cash or 2.000% PIK), 9.125%, 4-1-24(H)(J)		1,280		339
Digicel International Finance Ltd., 8.750%, 5-25-24(H)		5,330		5,263
Digicel Ltd., 6.750%, 3-1-23(C)(H)		1,655		1,059

				8,240

Total Communication Services - 17.2%				153,835

Consumer Discretionary
Auto Parts & Equipment – 0.1%
Panther BF Aggregator 2 L.P., 6.250%, 5-15-26(H)	669	682

Automotive Retail – 0.7%
Allison Transmission, Inc., 5.000%, 10-1-24(H)	781	779
Penske Automotive Group, Inc., 5.500%, 5-15-26	474	467
Sonic Automotive, Inc.:
5.000%, 5-15-23	3,603	3,459
6.125%, 3-15-27	1,198	1,087

		5,792

Casinos & Gaming – 2.1%
Everi Payments, Inc., 7.500%, 12-15-25(H)	4,320	4,482
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(H)	2,588	2,714
Golden Nugget, Inc., 6.750%, 10-15-24(H)	6,150	6,181
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC, 7.000%, 7-15-26(H)	2,394	2,496
Wynn Macau Ltd.:
4.875%, 10-1-24(H)	855	834
5.500%, 10-1-27(H)	2,301	2,203

		18,910

Education Services – 2.3%
Laureate Education, Inc., 8.250%, 5-1-25(H)	19,228	20,863

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc., 7.250%, 5-1-25(H)	2,468	2,641

Leisure Facilities – 0.2%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4-15-27	2,137	2,148

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10-15-25(H)	4,838	4,779

Specialized Consumer Services – 0.4%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10-1-21(H)	2,371	2,377
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4-15-22(H)	896	887

		3,264

Specialty Stores – 1.8%
Arch Merger Sub, Inc., 8.500%, 9-15-25(H)	11,267	12,281
Cumberland Farms, Inc., 6.750%, 5-1-25(H)	1,904	1,980
Party City Holdings, Inc., 6.625%, 8-1-26(C)(H)	1,912	1,903

		16,164

Total Consumer Discretionary - 8.4%		75,243

Consumer Staples
Food Distributors – 0.6%
Performance Food Group, Inc., 5.500%, 6-1-24(H)	2,754	2,778
U.S. Foods, Inc., 5.875%, 6-15-24(H)	2,910	2,979

		5,757

Packaged Foods & Meats – 4.1%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(H)	5,436	5,586
5.750%, 6-15-25(C)(H)	4,378	4,487
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(H)	3,115	3,224
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(H)	881	890
5.875%, 9-30-27(H)	3,082	3,105
Post Holdings, Inc.:
5.500%, 3-1-25(H)	781	790
5.000%, 8-15-26(H)	1,267	1,232
5.750%, 3-1-27(H)	5,618	5,639
Simmons Foods, Inc.:
7.750%, 1-15-24(H)	1,656	1,763
5.750%, 11-1-24(H)	10,900	9,565

		36,281

Total Consumer Staples - 4.7%		42,038

Energy
Oil & Gas Drilling – 1.2%
Ensco plc, 7.750%, 2-1-26	2,484	2,096
KCA Deutag UK Finance plc, 7.250%, 5-15-21(H)	5,209	4,480
Offshore Drilling Holding S.A., 8.375%, 9-20-20(H)(K)	8,682	4,330
Offshore Group Investment Ltd., 0.000%, 11-1-19(D)(L)	1,693	—	*

		10,906

Oil & Gas Equipment & Services – 1.1%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7-15-25(H)	3,292	2,955
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc., 10.625%, 5-1-24(H)	4,298	3,573
Nine Energy Service, Inc., 8.750%, 11-1-23(H)	1,917	1,979
SESI LLC, 7.125%, 12-15-21	906	812

		9,319

Oil & Gas Exploration & Production – 3.7%
Bellatrix Exploration Ltd., 8.500%, 5-15-20(H)	2,965	1,779
Chesapeake Energy Corp.:
7.000%, 10-1-24(C)	4,475	4,464
8.000%, 1-15-25(C)	377	384
Crownrock L.P., 5.625%, 10-15-25(H)	7,521	7,220
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(H)	2,453	2,521
5.750%, 1-30-28(H)	1,789	1,878
Extraction Oil & Gas, Inc., 5.625%, 2-1-26(H)	3,370	2,586
Laredo Petroleum, Inc., 6.250%, 3-15-23(C)	821	733
Sanchez Energy Corp., 7.250%, 2-15-23(C)(H)	622	501
Seven Generations Energy Ltd.:
6.750%, 5-1-23(H)	5,646	5,809
5.375%, 9-30-25(H)	2,523	2,466
Targa Resources Partners L.P.:
6.500%, 7-15-27(H)	672	725
6.875%, 1-15-29(H)	672	732
Ultra Resources, Inc. (9.000% Cash or 2.000% PIK), 11.000%, 7-12-24(J)	1,005	588
WildHorse Resource Development Corp., 6.875%, 2-1-25	668	675

		33,061

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	1,081	1,086
6.375%, 7-1-26	386	387
Comstock Escrow Corp., 9.750%, 8-15-26(H)	10,817	9,952
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(H)	1,320	469
8.000%, 2-15-25(H)	1,386	478
7.750%, 5-15-26(H)	1,933	1,575
QEP Resources, Inc., 5.625%, 3-1-26(C)	1,599	1,447

		15,394

Total Energy - 7.7%		68,680

Financials
Consumer Finance – 0.9%
CURO Group Holdings Corp., 8.250%, 9-1-25(C)(H)	3,179	2,726
Quicken Loans, Inc., 5.750%, 5-1-25(H)	5,176	5,189

		7,915

Financial Exchanges & Data – 1.2%
Refinitiv U.S. Holdings, Inc.:
6.250%, 5-15-26(H)	2,561	2,596
8.250%, 11-15-26(H)	8,449	8,291

		10,887

Insurance Brokers – 1.1%
NFP Corp., 6.875%, 7-15-25(H)	10,370	9,903

Investment Banking & Brokerage – 0.1%
VHF Parent LLC, 6.750%, 6-15-22(H)	824	850

Other Diversified Financial Services – 1.4%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5-1-19(H)(J)	24,779	12,265

Property & Casualty Insurance – 1.4%
Acrisure LLC and Acrisure Finance, Inc., 8.125%, 2-15-24(C)(H)	2,684	2,781
Amwins Group, Inc., 7.750%, 7-1-26(H)	3,153	3,153
Hub International Ltd., 7.000%, 5-1-26(H)	6,394	6,330

		12,264

Specialized Finance – 1.3%
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(H)	2,534	2,635
Hadrian Merger Sub, Inc., 8.500%, 5-1-26(H)	4,714	4,355
Tervita Escrow Corp., 7.625%, 12-1-21(H)	1,289	1,279

TMX Finance LLC and TitleMax Finance Corp., 11.125%, 4-1-23(H)	3,903	3,669

		11,938

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(H)	2,943	2,678

Total Financials - 7.7%		68,700

Health Care
Health Care Facilities – 3.0%
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	548	541
MPH Acquisition Holdings LLC, 7.125%, 6-1-24(H)	1,906	1,901
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(H)	12,908	13,392
Surgery Center Holdings, Inc.:
8.875%, 4-15-21(H)	4,607	4,825
10.000%, 4-15-27(H)	6,050	6,141

		26,800

Health Care Technology – 1.1%
Verscend Holding Corp., 9.750%, 8-15-26(H)	9,914	9,889

Life Sciences Tools & Services – 1.1%
Avantor, Inc.:
6.000%, 10-1-24(H)	2,149	2,230
9.000%, 10-1-25(H)	6,976	7,560

		9,790

Pharmaceuticals – 1.9%
Advanz Pharma Corp., 8.000%, 9-6-24	430	408
Bausch Health Cos., Inc.:
5.875%, 5-15-23(H)	1,882	1,901
6.125%, 4-15-25(H)	1,727	1,710
5.750%, 8-15-27(H)	534	547
Par Pharmaceutical, Inc., 7.500%, 4-1-27(H)	3,609	3,659
Valeant Pharmaceuticals International, Inc.:
5.500%, 3-1-23(H)	117	117
5.500%, 11-1-25(H)	1,252	1,279
9.000%, 12-15-25(H)	855	929
9.250%, 4-1-26(H)	2,515	2,752
8.500%, 1-31-27(H)	3,270	3,466

		16,768

Total Health Care - 7.1%		63,247

Industrials
Aerospace & Defense – 2.7%
TransDigm UK Holdings plc, 6.875%, 5-15-26(H)	2,171	2,160
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	5,075	5,157
6.500%, 7-15-24	6,077	6,244
6.500%, 5-15-25	1,162	1,180
6.250%, 3-15-26(H)	3,744	3,884
6.375%, 6-15-26	2,490	2,465
7.500%, 3-15-27(H)	2,673	2,736

		23,826

Air Freight & Logistics – 1.2%
XPO Logistics, Inc., 6.750%, 8-15-24(H)	10,015	10,215

Building Products – 0.1%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6-15-24	953	965

Diversified Support Services – 0.5%
Ahern Rentals, Inc., 7.375%, 5-15-23(H)	3,901	3,594
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9-15-26	472	488

		4,082

Electrical Components & Equipment – 0.0%
Energizer Holdings, Inc., 7.750%, 1-15-27(H)	403	430

Environmental & Facilities Services – 1.0%
GFL Environmental, Inc.:
5.625%, 5-1-22(H)	820	793
5.375%, 3-1-23(H)	4,399	4,157
7.000%, 6-1-26(H)	3,835	3,634
Waste Pro USA, Inc., 5.500%, 2-15-26(H)	482	464

		9,048

Industrial Machinery – 0.1%
Apex Tool Group LLC and BC Mountain Finance, Inc., 9.000%, 2-15-23(C)(H)	1,245	1,195

Security & Alarm Services – 0.8%
Prime Security Services Borrower LLC, 9.250%, 5-15-23(H)	6,620	6,951

Total Industrials - 6.4%		56,712

Information Technology
Application Software – 1.3%
Kronos Acquisition Holdings, Inc., 9.000%, 8-15-23(H)	13,902	11,956

Data Processing & Outsourced Services – 2.3%
Alliance Data Systems Corp., 5.375%, 8-1-22(H)	6,395	6,478
Italics Merger Sub, Inc., 7.125%, 7-15-23(H)	12,951	13,194
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7-15-25(H)	1,192	1,238

		20,910

IT Consulting & Other Services – 1.6%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5-1-25(H)	687	672
NCR Escrow Corp.:
5.875%, 12-15-21	4,719	4,798
6.375%, 12-15-23	4,266	4,386
Pioneer Holding Corp., 9.000%, 11-1-22(H)	3,739	3,795

		13,651

Total Information Technology - 5.2%		46,517

Materials
Aluminum – 1.4%
Constellium N.V.:
5.750%, 5-15-24(H)	3,551	3,551
6.625%, 3-1-25(C)(H)	4,140	4,223
5.875%, 2-15-26(H)	2,322	2,280
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(H)	1,471	1,504
5.875%, 9-30-26(H)	985	980

		12,538

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6-1-24(H)	2,943	2,891
5.250%, 6-1-27(H)	1,177	1,155

		4,046

Construction Materials – 0.7%
Hillman Group, Inc. (The), 6.375%, 7-15-22(H)	6,615	5,920

Fertilizers & Agricultural Chemicals – 0.4%
Pinnacle Operating Corp., 9.000%, 5-15-23(H)	6,601	3,432

Metal & Glass Containers – 0.3%
ARD Finance S.A. (7.125% Cash or 7.875% PIK), 7.125%, 9-15-23(J)	548	546
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1-31-23(H)(J)	1,583	1,500
HudBay Minerals, Inc.:
7.250%, 1-15-23(H)	408	422
7.625%, 1-15-25(H)	611	626

		3,094

Paper Packaging – 0.1%
Flex Acquisition Co., Inc., 6.875%, 1-15-25(H)	727	695

Specialty Chemicals – 0.3%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4-15-25(H)	2,657	2,684

Total Materials - 3.7%		32,409

TOTAL CORPORATE DEBT SECURITIES – 68.1%		$607,381

(Cost: $636,173)

LOANS(M)
Communication Services
Advertising – 0.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.749%, 7-25-21	796	672
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 8.999%, 7-25-22	2,751	2,005

		2,677

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps), 5.984%, 1-7-22	96	95

Integrated Telecommunication Services – 0.9%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.629%, 10-10-24	8,276	7,750

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps), 6.999%, 8-31-25	1,138	1,137

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 5.880%, 5-27-24	915	811

Total Communication Services - 1.4%		12,470

Consumer Discretionary
Apparel Retail – 1.0%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 9.499%, 11-28-22(D)	7,753	7,501
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22	1,533	1,445

		8,946

Department Stores – 0.2%
Belk, Inc. (ICE LIBOR plus 475 bps), 7.447%, 12-10-22	1,864	1,499

Education Services – 0.5%
Laureate Education, Inc. (ICE LIBOR plus 350 bps), 5.999%, 4-26-24	4,679	4,672

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 6.496%, 5-15-23	2,573	2,397

Restaurants – 0.4%
NPC International, Inc. (ICE LIBOR plus 350 bps):
5.993%, 4-20-24	469	419
6.134%, 4-20-24	330	294
NPC International, Inc. (ICE LIBOR plus 750 bps), 10.134%, 4-18-25	3,326	2,844

		3,557

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 600 bps), 8.999%, 8-4-25	1,861	1,883

Specialty Stores – 0.7%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 7.761%, 10-16-23(D)	2,602	2,589
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 12.011%, 5-21-24	3,991	3,798

		6,387

Textiles – 0.4%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 6.741%, 6-15-25	3,840	3,787

Total Consumer Discretionary - 3.7%		33,128

Consumer Staples
Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.351%, 10-22-25	2,105	2,078
GOBP Holdings, Inc. (ICE LIBOR plus 725 bps), 9.851%, 10-22-26	1,406	1,395

		3,473

Total Consumer Staples - 0.4%		3,473

Energy
Coal & Consumable Fuels – 1.1%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 8.379%, 3-28-22	7,134	6,961
Westmoreland Coal Co. (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(D)(J)	1,661	1,495
Westmoreland Coal Co. (3-Month U.S. LIBOR plus 825 bps), 10.861%, 3-15-22(D)	794	794

		9,250

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.770% Cash or 9.770% PIK), 9.610%, 8-7-20(D)(F)(J)	817	784

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 475 bps), 7.246%, 12-31-22	1,928	1,893

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 13.379%, 2-16-21	1,911	1,815
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 8.379%, 8-12-20	3,182	3,124
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.490%, 2-21-26	6,000	5,923

		10,862

Total Energy - 2.6%		22,789

Financials
Asset Management & Custody Banks – 0.4%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 9.537%, 7-20-26	4,048	4,058

Financial Exchanges & Data – 0.3%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps), 5.999%, 4-3-25	2,697	2,684

Insurance Brokers – 0.3%
NFP Corp. (ICE LIBOR plus 300 bps), 5.499%, 1-8-24	2,518	2,424

Investment Banking & Brokerage – 0.6%
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.499%, 8-25-22	5,059	5,036

Property & Casualty Insurance – 1.4%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.999%, 2-28-25	8,436	8,204
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 10.999%, 2-28-26(D)	2,807	2,737
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.515%, 4-25-25	1,591	1,537

		12,478

Total Financials - 3.0%		26,680

Health Care
Health Care Equipment – 0.1%
LifeScan Global Corp. (ICE LIBOR plus 950 bps), 12.297%, 10-1-25(D)	632	569

Health Care Facilities – 1.7%
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps), 6.250%, 7-2-25(D)	7,378	7,387
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps), 9.500%, 7-2-26	1,897	1,935
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.982%, 11-16-25	6,438	6,361

		15,683

Health Care Services – 0.4%
Heartland Dental LLC, 0.000%, 4-30-25(N)	90	87
Heartland Dental LLC (3-Month ICE LIBOR plus 375 bps), 6.162%, 4-30-25	75	73
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.249%, 4-30-25	3,929	3,808

		3,968

Health Care Technology – 1.0%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 6.999%, 8-27-25	8,985	8,906

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps), 7.993%, 9-6-24	1,176	1,108

Total Health Care - 3.3%		30,234

Industrials
Building Products – 0.2%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 10.499%, 3-27-22	1,784	1,672

Construction & Engineering – 1.0%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.499%, 5-10-25	8,471	8,101
Tensar International Corp. (ICE LIBOR plus 850 bps), 11.101%, 7-10-22	1,119	991

		9,092

Diversified Support Services – 0.1%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 10.249%, 8-25-25	1,208	1,145

Industrial Conglomerates – 0.6%
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.999%, 10-20-22(D)	5,112	5,061

PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.999%, 10-20-23(D)	798	782

		5,843

Industrial Machinery – 1.5%
Dynacast International LLC (ICE LIBOR plus 850 bps), 11.101%, 1-30-23(D)	13,354	12,820

Total Industrials - 3.4%		30,572

Information Technology
Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.499%, 9-19-25	1,954	1,965
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps), 9.496%, 5-15-23(D)	535	537

		2,502

Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 6.999%, 11-30-25	1,895	1,858
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 11.249%, 11-30-26	1,796	1,756

		3,614

Data Processing & Outsourced Services – 0.6%
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 9.860%, 5-1-25	2,171	1,965
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps), 6.249%, 5-21-25(D)	3,169	3,114

		5,079

Total Information Technology - 1.3%		11,195

Materials
Construction Materials – 0.4%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.499%, 5-31-25	4,331	4,125

Paper Packaging – 0.1%
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps), 9.732%, 10-1-22(D)	1,182	1,173

Total Materials - 0.5%		5,298

TOTAL LOANS – 19.6%		$175,839

(Cost: $182,354)

SHORT-TERM SECURITIES
Commercial Paper(O) - 4.8%
Clorox Co. (The):
2.705%, 4-2-19	3,000	2,999
3.010%, 4-18-19	5,000	4,993
CVS Health Corp., 2.621%, 4-1-19	5,000	4,999
E.I. du Pont de Nemours and Co., 3.110%, 4-11-19	12,000	11,989
International Paper Co.:
2.704%, 4-8-19	5,000	4,996
2.693%, 4-9-19	5,000	4,996
J.M. Smucker Co. (The), 2.651%, 4-1-19	7,449	7,447

		42,419

Master Note - 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(P)	4,650	4,650

Money Market Funds - 3.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (Q)(R)	28,663	28,663

TOTAL SHORT-TERM SECURITIES – 8.5%		$75,732

(Cost: $75,741)

TOTAL INVESTMENT SECURITIES – 101.6%		$908,122

(Cost: $944,397)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(14,325)

NET ASSETS – 100.0%		$893,797

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of securities with an aggregate value of $30,622 are on loan.
(D)	Securities whose value was determined using significant unobservable inputs.
(E)	Restricted securities. At March 31, 2019, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12-22-17	1,605		$151	$102
Larchmont Resources LLC	12-8-16	1		340	252
New Cotai Participation Corp., Class B	4-12-13	—	*	62	—
Sabine Oil & Gas Corp.	12-7-16	—	*	11	7
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583		2,083	934
Targa Resources Corp., 9.500%	10-24-17	8		8,416	8,046
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1		7	4

				$11,070	$9,345

The total value of these securities represented 1.0% of net assets at March 31, 2019.

(F)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.
(G)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $526,837 or 58.9% of net assets.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2019.
(L)	Zero coupon bond.
(M)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Rate shown is the yield to maturity at March 31, 2019.
(P)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(Q)	Investment made with cash collateral received from securities on loan.
(R)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following forward foreign currency contracts were outstanding at March 31, 2019:

Currency to be Delivered	Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro 680	U.S. Dollar 769	7-5-19	Morgan Stanley International	$— *	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$794	$204	$—
Consumer Discretionary	12,057	—	343
Energy	356	7	610
Health Care	633	—	—
Industrials	—	—	103

Total Common Stocks	$13,840	$211	$1,056
Investment Funds	25,076	—	—
Preferred Stocks	—	8,046	934
Warrants	—	7	—
Corporate Debt Securities	—	607,381	—	*
Loans	—	128,496	47,343
Short-Term Securities	28,663	47,069	—

Total	$67,579	$791,210	$49,333

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 1-1-19	$4,144	$410	$50,874
Net realized gain (loss)	434	—	1
Net unrealized appreciation (depreciation)	121	524	(1,711)
Purchases	—	—	9,742
Sales	(3,644)	—	(108)
Amortization/Accretion of premium/discount	—	—	32
Transfers into Level 3 during the period	—	—	3,172
Transfers out of Level 3 during the period	—	—	(14,659)

Ending Balance 3-31-19	$1,056	$934	$47,343

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-19	$555	$524	$(1,793)

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-19	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$446	Market comparable approach	Adjusted EBITDA multiple	6.07x and 7.44x
	610	Third-party valuation pricing service	Broker quotes	N/A
Preferred Stocks	934	Market comparable approach	Adjusted EBITDA multiple	10.12x
		Option Pricing Model	Volatility	8.58%
			Illiquidity discount	10%
Loans	47,343	Third-party valuation pricing service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$944,540

Gross unrealized appreciation	12,412
Gross unrealized depreciation	(48,668)

Net unrealized depreciation	$(36,256)